[AIM LOGO APPEARS HERE]       Dear Shareholder:

               [PHOTO of        As the Portfolio's fiscal year end approached,
          Charles T. Bauer,     the U.S. economy was starting to display the
           Chairman of the      negative effects of spreading worldwide
LETTER    Board of the Fund     economic turmoil.  What began as an isolated
TO OUR       APPEARS HERE]      currency devaluation in Thailand in July 1997
SHAREHOLDERS                    eventually spread to most of Asia and then to
               Russia and Latin America, but until this summer, the European and U.S. economies had appeared immune to "Asian contagion." As it became apparent that domestic banks and corporations could suffer significantly from their overseas exposure, a sharp sell-off in global equities began. The uncertainty and turmoil could lead to deteriorating consumer confidence and negatively affect economic growth for the foreseeable future. The extent of the slowdown is still unknown, but many forecasters are looking at the possibility of a recession for the first time in eight years.
                    U.S. gross domestic product grew at an annualized rate of
               1.8% in the second quarter of 1998, the slowest rate since the first quarter of 1995. While this was attributed to special factors like the strike at General Motors, growth is not expected to rebound much because on ongoing world economic crises. As the stock market dropped and the political crisis in Washington continued to unfold, markets began to look to the Federal Reserve Board (the Fed) to provide some calm by lowering interest rates. The Fed had kept the federal funds rate target at 5.50% since March of 1997. As concern over foreign economies grew, more capital sought the safety and stability of the U.S. Treasury markets, pushing interest rates lower across the yield curve. This flight to quality drove yields of all Treasuries across the maturity spectrum below the 5.50% federal funds target. Yields on one-year Treasury bills dropped dramatically, to 4.62% from almost 5.50% in March 1998.
                    For most of the fiscal year, the Fed was focused on the
               strength of the domestic economy and hence was more apt to raise rates to counteract incipient inflationary pressures. As it became clear that world economic crises would be more serious than originally thought, the Fed shifted its focus to providing liquidity and supporting markets by considering lowering rates. Fixed income markets anticipated several easings. It appeared to be only a matter of time before the Fed endorsed the markets' movements by lowering the federal funds target. After the close of the fiscal year, the

             TABLE 1: YIELDS AS OF 8/31/98
                                                    Average        Seven-Day
                                                 Monthly Yield       Yield
             Treasury Portfolio
             Institutional Class                    5.49%             5.53%

             IBC Money Fund Averages(TM)-
             U.S. Treasury &
             Repurchase Agreements                  4.85%             4.90%

             IBC Money Fund Averages(TM)-
             Government Only/Institutions Only      5.10%             5.13%

             TABLE 2: LIPPER RANKINGS AS OF 8/31/98

                       Treasury Portfolio   Funds in Institutional
                       Institutional Class  U.S. Treasury Money     Percentile
              Period         Rank             Market Category          Rank
              1 Year           1                     114                 1%
              3 Years          1                      84                 1%
              5 Years          1                      58                 2%
             10 Years          1                      14                 7%


             Fund percentage rankings are based on cumulative total returns and are vs. all institutional U.S. Treasury money market funds tracked by Lipper Analytical Services, Inc., excluding sales charges and including fees and expenses. Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. Past performance cannot guarantee comparable future results.





                                                                     (continued)

               Fed did so twice, first at its regular meeting on September 29 and then in an unusual inter-meeting move on October 15, placing the short-term target at 5.00%.


                YOUR INVESTMENT PORTFOLIO

                As Treasury bill yields continued to drop significantly below the federal funds target, the Portfolio's managers increased their exposure to the repurchase agreement market and looked more selectively out the curve. With little reason to extend it to pick up yield, the weighted average maturity (WAM) was kept in the 22- to 34-day range. Employing a barbell structure, the portfolio managers were able to take advantage of the higher-yielding overnight market while looking for strategic opportunities farther out the yield curve. At the close of the fiscal year, the Portfolio's WAM was 27 days.
                    Using this strategy, the Institutional Class of the
                Portfolio outperformed its comparative indexes as of August 31, 1998, as shown in Table 1.
                    The Institutional Class of the Portfolio also maintained its ranking at the top of its peer group, as shown in Table 2.
                    The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                     Net assets of the Institutional Class stood at $2.99
                billion at the close of the fiscal year.
                     The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. As with any money market fund, an investment in Treasury Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                OUTLOOK FOR THE FUTURE

                As the fiscal year ended, the economy was expected to slow considerably as foreign economic turmoil and slower consumer spending could push the annualized economic growth rate into the 1% to 2% range. Interest rates had dropped notably, and fixed income markets expected the Fed to lower short-term rates. The Portfolio will continue to maintain its relatively short maturity structure, remaining flexible to take advantage of any sudden market moves.
                    We are pleased to send you this annual report on your
                investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may be of service.


                Respectfully submitted,


                /s/  CHARLES T. BAUER
                Charles T. Bauer
                Chairman

                                                 AVERAGE MONTHLY YIELD COMPARISON
                                                      12 months ended 8/31/98
                                   (Yields are average monthly yields for the month-ends shown.)

                                                SEPT   OCT    NOV    DEC    JAN    FEB    MAR    APR    MAY    JUNE   JULY   AUG
Short-Term Investments
Trust Treasury Portfolio                        5.48   5.54   5.55   5.57   5.53   5.49   5.50   5.47   5.45   5.49   5.49   5.49
Institutional Class

IBC Money Fund Averages (TM) -
Government Only/                                5.13   5.11   5.16   5.20   5.18   5.15   5.15   5.12   5.09   5.10   5.11   5.10
Institutions Only

IBC Money Fund Averages (TM) -
U.S. Treasury & Repurchase
Agreements                                      4.83   4.83   4.88   4.91   4.87   4.72   4.85   4.84   4.82   4.85   4.84   4.85

                                               WEIGHTED AVERAGE MATURITY COMPARISON
                                                      12 months ended 8/31/98


                                                SEPT   OCT    NOV    DEC    JAN    FEB    MAR    APR    MAY    JUNE   JULY   AUG
Short-Term Investments
Trust Treasury Portfolio                         26     25     27     29     27     27     28     30     24     22     29     27
Institutional Class

IBC Money Fund Averages (TM) -
Government Only/                                 46     45     44     45     41     44     45     47     44     45     44     41
Institutions Only

IBC Money Fund Averages (TM) -
U.S. Treasury & Repurchase
Agreements                                       42     42     42     40     38     45     44     45     44     45     43     39

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark--for weighted average maturities; IBC Money Fund Insight--Registered Trademark--for average monthly yields.

SCHEDULE OF INVESTMENTS
August 31, 1998

                                                      PAR
                                           MATURITY  (000)       VALUE
U.S. TREASURY SECURITIES - 13.05%

U.S. TREASURY BILLS(a) - 4.25%
5.245%                                     12/10/98 $ 50,000 $   49,271,528
---------------------------------------------------------------------------
5.125%                                     02/04/99   50,000     48,889,583
---------------------------------------------------------------------------
5.135%                                     04/29/99   50,000     48,288,333
---------------------------------------------------------------------------
5.173%                                     04/29/99   50,000     48,275,833
---------------------------------------------------------------------------
5.15%                                      05/27/99   25,000     24,041,528
---------------------------------------------------------------------------
                                                                218,766,805
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 8.80%

6.00%                                      09/30/98   50,000     50,013,521
---------------------------------------------------------------------------
5.75%                                      12/31/98   50,000     50,056,102
---------------------------------------------------------------------------
6.375%                                     01/15/99  125,000    125,389,622
---------------------------------------------------------------------------
6.25%                                      03/31/99   25,000     25,099,746
---------------------------------------------------------------------------
6.75%                                      06/30/99  150,000    151,536,559
---------------------------------------------------------------------------
6.375%                                     07/15/99   50,000     50,383,358
---------------------------------------------------------------------------
                                                                452,478,908
---------------------------------------------------------------------------
   Total U.S. Treasury Securities
     (Cost $671,245,713)                                        671,245,713
---------------------------------------------------------------------------
   Total Investments
     (excluding Repurchase Agreements)                          671,245,713
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 86.42%

B.T. Securities Corp.
5.80%(c)                                         --  250,000    250,000,000
---------------------------------------------------------------------------
Barclays Capital Inc.
5.78%(d)                                   09/01/98  250,000    250,000,000
---------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
5.80%(e)                                         --  250,000    250,000,000
---------------------------------------------------------------------------
CIBC Oppenheimer Corp.
5.78%(f)                                   09/01/98  250,000    250,000,000
---------------------------------------------------------------------------
Credit Suisse First Boston Corp.
5.80%(g)                                   09/01/98  250,000    250,000,000
---------------------------------------------------------------------------
Deutsche Morgan Grenfell Inc.
5.80%(h)                                         --  800,000    800,000,000
---------------------------------------------------------------------------
Deutsche Morgan Grenfell Inc.
5.80%(i)                                   09/01/98  300,000    300,000,000
---------------------------------------------------------------------------
Goldman, Sachs & Co.
5.78%(j)                                   09/01/98  500,000    500,000,000
---------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)       VALUE
REPURCHASE AGREEMENTS -
  (Continued)

Greenwich Capital
  Markets, Inc. 5.80%(k)                  09/01/98 $250,000 $  250,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.78%(l)            09/01/98  250,000    250,000,000
------------------------------------------------------------------------------
J.P. Morgan Securities Inc. 5.78%(m)      09/01/98  250,000    250,000,000
------------------------------------------------------------------------------
Merrill Lynch Government
  Securities, Inc. 5.80%(n)               09/01/98  250,000    250,000,000
------------------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. 5.79%(o)                           09/01/98  250,000    250,000,000
------------------------------------------------------------------------------
Warburg Dillon Read LLC 5.79%(p)          09/01/98  345,779    345,778,648
------------------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $4,445,778,648)                                   4,445,778,648
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.47%                                  5,117,024,361(q)
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 0.53%                          27,209,803
------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                       $5,144,234,164
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $392,000,000 U. S. Government obligations, 0% to 8.875% due 08/15/99 to 02/15/19 with an aggregate market value at 08/31/98 of $402,895,145.
(d) Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $251,907,000 U.S. Government obligations, 3.625% to 5.375% due 07/31/00 to 07/15/02 with an aggregate market value at 08/31/98 of $255,001,457.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $951,236,000 U. S. Government obligations, 0% to 11.25% due 08/15/02 to 08/15/27 with an aggregate market value at 08/31/98 of $306,453,166.
(f) Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $244,175,000 U.S. Government obligations, 5.375% to 7.00% due 12/31/99 to 07/15/06 with an aggregate market value at 08/31/98 of $255,002,569.
(g) Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $761,518,000 U.S. Government obligations, 0% to 9.125% due 05/15/99 to 02/15/20 with an aggregate market value at 08/31/98 of $258,228,014.
(h) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $747,659,000 U. S. Government obligations, 4.75% to 12.50% due 10/31/98 to 11/15/16 with an aggregate market value at 08/31/98 of $816,001,319.
(i) Entered into 08/31/98 with a maturing value of $300,048,333. Collateralized by $249,951,000 U.S. Government obligations, 5.25% to 14.00% due 08/15/03 to 02/15/23 with an aggregate market value at 08/31/98 of $306,001,371.
(j) Entered into 08/31/98 with a maturing value of $500,080,278. Collateralized by $389,385,000 U.S. Government obligations, 5.125% to 12.75% due 09/30/98 to 02/15/27 with an aggregate market value at 08/31/98 of $510,503,342.

(k) Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $248,093,000 U.S. Government obligations, 5.50% to 5.625% due 12/31/02 to 08/15/28 with an aggregate market value at 08/31/98 of $255,000,827.
(l) Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $237,607,000 U.S. Government obligations, 6.00% to 9.00% due 08/15/99 to
    11/15/27 with an aggregate market value at 08/31/98 of $255,004,329.
(m) Entered into 08/31/98 with a maturing value of $250,040,139. Collateralized by $227,527,000 U.S. Government obligations, 0% to 12.75% due 09/17/98 to 08/15/28 with an aggregate market value at 08/31/98 of $255,000,985.
(n) Entered into 08/31/98 with a maturing value of $250,040,278. Collateralized by $622,995,000 U.S. Government obligations, 0% due 05/15/05 to 02/15/24 with an aggregate market value at 08/31/98 of $255,001,523.
(o) Entered into 08/31/98 with a maturing value of $250,040,208. Collateralized by $247,284,000 U.S. Government obligations, 5.375% to 5.75% due 07/31/00 to 11/30/02 with an aggregate market value at 08/31/98 of $255,308,242.
(p) Joint repurchase agreement entered into 08/31/98 with a maturing value of $1,000,160,833. Collateralized by $1,958,825,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 04/15/28 with an aggregate market value at 08/31/98 of $1,020,108,316.
(q) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998

ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  671,245,713
------------------------------------------------------------------------
Repurchase agreements                                      4,445,778,648
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             47,702,222
------------------------------------------------------------------------
 Interest receivable                                           6,315,744
------------------------------------------------------------------------
Investment for deferred compensation plan                         82,793
------------------------------------------------------------------------
Other assets                                                      68,410
------------------------------------------------------------------------
  Total assets                                             5,171,193,530
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    25,813,818
------------------------------------------------------------------------
 Deferred compensation                                            82,793
------------------------------------------------------------------------
Accrued administrative services fees                               9,609
------------------------------------------------------------------------
Accrued advisory fees                                            275,392
------------------------------------------------------------------------
Accrued distribution fees                                        456,303
------------------------------------------------------------------------
Accrued transfer agent fees                                       79,567
------------------------------------------------------------------------
Accrued trustees' fees                                             4,209
------------------------------------------------------------------------
Accrued operating expenses                                       237,675
------------------------------------------------------------------------
  Total liabilities                                           26,959,366
------------------------------------------------------------------------

NET ASSETS                                                $5,144,234,164
========================================================================

NET ASSETS:

Institutional Class                                       $2,988,374,938
========================================================================
Private Investment Class                                  $  360,307,220
========================================================================
Personal Investment Class                                 $  405,800,587
========================================================================
Cash Management Class                                     $  933,790,915
========================================================================
Resource Class                                            $  455,960,504
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,987,867,418
========================================================================
Private Investment Class                                     360,260,819
========================================================================
Personal Investment Class                                    405,742,920
========================================================================
Cash Management Class                                        933,641,495
========================================================================
Resource Class                                               455,898,901
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1998


INVESTMENT INCOME:

Interest income                                       $291,070,704
-------------------------------------------------------------------
EXPENSES:
Advisory fees                                            3,026,608
-------------------------------------------------------------------
Custodian fees                                             253,600
-------------------------------------------------------------------
Administrative services fees                               102,543
-------------------------------------------------------------------
Trustees' fees and expenses                                 34,137
-------------------------------------------------------------------
Transfer agent fees                                        579,287
-------------------------------------------------------------------
Distribution fees (Note 2)                               6,312,198
-------------------------------------------------------------------
Other                                                      406,649
-------------------------------------------------------------------
  Total expenses                                        10,715,022
-------------------------------------------------------------------
Less: Fee waivers                                       (2,009,722)
-------------------------------------------------------------------
  Net expenses                                           8,705,300
-------------------------------------------------------------------
Net investment income                                  282,365,404
-------------------------------------------------------------------
Net realized gain on sales of investments                   17,887
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $282,383,291
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1998 and 1997

                                                   1998            1997
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  282,365,404  $  236,779,733
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            17,887         215,978
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    282,383,291     236,995,711
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                           (171,162,611)   (153,610,717)
-----------------------------------------------------------------------------
  Private Investment Class                       (20,105,302)    (20,120,440)
-----------------------------------------------------------------------------
  Personal Investment Class                      (18,031,165)    (11,733,992)
-----------------------------------------------------------------------------
  Cash Management Class                          (55,954,060)    (41,058,376)
-----------------------------------------------------------------------------
  Resource Class                                 (17,112,266)    (10,256,208)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains                                           --         (59,575)
-----------------------------------------------------------------------------
Share transactions-net (See Note 4)             (116,572,228)  1,556,740,962
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets         (116,554,341)  1,556,897,365
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          5,260,788,505   3,703,891,140
-----------------------------------------------------------------------------
  End of period                               $5,144,234,164  $5,260,788,505
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $5,143,411,553  $5,259,983,781
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       822,611         804,724
-----------------------------------------------------------------------------
                                              $5,144,234,164  $5,260,788,505
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1998, the Fund reimbursed AIM $102,543 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Trustees approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the year ended August 31, 1998, the Portfolio paid AFS $366,571 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $212,716 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1998, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $1,159,606, $1,803,733, $826,277 and $512,860, respectively, as compensation under the Plan. FMC waived fees of $2,009,722 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the year ended August 31, 1998, the Portfolio paid legal fees of $15,485 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1998 and 1997 were as follows:

                                      1998                               1997
                         --------------------------------  ---------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT
                         ---------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class     18,385,087,568  $18,385,087,568   15,820,439,672  $ 15,820,439,672
--------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,991,337,616    1,991,337,616    2,377,066,232     2,377,066,232
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                   3,949,434,631    3,949,434,631    2,585,293,225     2,585,293,225
--------------------------------------------------------------------------------------------
  Cash Management Class    6,742,292,291    6,742,292,291    4,354,698,981     4,354,698,981
--------------------------------------------------------------------------------------------
  Resource Class           2,712,585,402    2,712,585,402    2,558,140,941     2,558,140,941
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         34,740,376       34,740,376       15,531,436        15,531,436
--------------------------------------------------------------------------------------------
  Private Investment
   Class                       5,517,795        5,517,795        3,858,592         3,858,592
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                      16,025,048       16,025,048        9,897,559         9,897,559
--------------------------------------------------------------------------------------------
  Cash Management Class       20,427,201       20,427,201       12,944,226        12,944,226
--------------------------------------------------------------------------------------------
  Resource Class              15,915,270       15,915,270        9,274,277         9,274,277
--------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (18,839,453,624) (18,839,453,624) (14,763,510,184)  (14,763,510,184)
--------------------------------------------------------------------------------------------
  Private Investment
   Class                  (2,099,963,668)  (2,099,963,668)  (2,270,031,466)   (2,270,031,466)
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                  (3,882,639,209)  (3,882,639,209)  (2,465,181,087)   (2,465,181,087)
--------------------------------------------------------------------------------------------
  Cash Management Class   (6,658,189,744)  (6,658,189,744)  (4,328,020,236)   (4,328,020,236)
--------------------------------------------------------------------------------------------
  Resource Class          (2,509,689,181)  (2,509,689,181)  (2,363,661,206)   (2,363,661,206)
--------------------------------------------------------------------------------------------
Net increase (decrease)     (116,572,228) $  (116,572,228)   1,556,740,962  $  1,556,740,962
============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Institutional Class outstanding during each of the years in the five-year period ended August 31, 1998.

                            1998           1997        1996        1995        1994
                         ----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.05        0.05        0.06        0.04
-----------------------  ----------     ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.05)      (0.05)      (0.06)      (0.04)
-----------------------  ----------     ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========  ==========
Total return                   5.64%          5.47%       5.57%       5.66%       3.53%
=======================  ==========     ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $2,988,375     $3,408,010  $2,335,441  $2,669,637  $2,452,389
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets            0.08%(a)       0.09%       0.09%       0.10%       0.08%
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets                        5.50%(a)       5.35%       5.43%       5.53%       3.39%
=======================  ==========     ==========  ==========  ==========  ==========

(a)Ratios are based on average net assets of $3,112,551,185.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                       KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

                          THIS PAGE WAS INTENTIONALLY
                                  LEFT BLANK.

                         TRUSTEES
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham         Short-Term
Owen Daly II                                Lewis F. Pennock         Investments Trust
Edward K. Dunn, Jr.                          Ian W. Robinson         (STIC)
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                    Chairman
Robert H. Graham                                   President
John J. Arthur                Sr. Vice President & Treasurer
Gary T. Crum                              Sr. Vice President
Carol F. Relihan              Sr. Vice President & Secretary
Dana R. Sutton          Vice President & Assistant Treasurer
Melville B. Cox                               Vice President         Treasury Portfolio
Karen Dunn Kelley                             Vice President         ----------------------------------------
J. Abbott Sprague                             Vice President         Institutional                     ANNUAL
Renee A. Friedli                         Assistant Secretary         Class                             REPORT
P. Michelle Grace                        Assistant Secretary
Jeffrey H. Kupor                         Assistant Secretary
Nancy L. Martin                          Assistant Secretary
Ofelia M. Mayo                           Assistant Secretary                                  AUGUST 31, 1998
Lisa A. Moss                             Assistant Secretary
Kathleen J. Pflueger                     Assistant Secretary
Samuel D. Sirko                          Assistant Secretary
Stephen I. Winer                         Assistant Secretary
Mary J. Benson                           Assistant Treasurer


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                 11 Greenway Plaza, Suite 100
                       Houston, TX 77046
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                       Houston, TX 77046
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO TRUSTEES
               Kramer, Levin, Naftalis & Frankel
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

                           AUDITORS
                     KPMG Peat Marwick LLP
                         700 Louisiana
                     NationsBank Building
                       Houston, TX 77002

This report may be distributed only to current shareholders or         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.             FUND MANAGEMENT COMPANY